MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long-Lived Assets	$ 31,175	$ 24,549
Israel [Member]
Long-Lived Assets	19,811	14,833
USA [Member]
Long-Lived Assets	$ 11,364	$ 9,716